Performance Management	Dec. 31, 2025
AZL® DFA International Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the MSCI EAFE Index (gross div). The Fund’s performance also is compared to the returns of the MSCI World ex-USA Index (gross div), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the MSCI EAFE Index (gross div).
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2022)	17.64%
Lowest (Q1, 2020)	-26.65%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL DFA International Core Equity Fund	35.16%	9.57%	8.15%
MSCI EAFE Index*	31.89%	9.47%	8.72%
MSCI World Ex-USA Index*	32.55%	10.04%	9.11%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® DFA International Core Equity Fund | AZL DFA International Core Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2022)
Highest Quarterly Return	17.64%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(26.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® DFA U.S. Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	21.93%
Lowest (Q1, 2020)	-23.50%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL DFA U.S. Core Equity Fund	15.03%	12.41%	13.27%
Russell 3000® Index*	17.15%	13.15%	14.29%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® DFA U.S. Core Equity Fund | AZL DFA U.S. Core Equity Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	21.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(23.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® Enhanced Bond Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	6.86%
Lowest (Q1, 2022)	-6.09%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL Enhanced Bond Index Fund	6.86%	-0.72%	1.65%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Enhanced Bond Index Fund | AZL Enhanced Bond Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2023)
Highest Quarterly Return	6.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2022)
Lowest Quarterly Return	(6.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception, as applicable, compare with those of a broad-based measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (40%) and Bloomberg U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was subadvised by Franklin Mutual Advisers, LLC, Franklin Advisers, Inc., and Templeton Global Advisors Limited, managed pursuant to different investment strategies, and known as AZL Franklin Templeton Founding Strategy Plus Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception, as applicable, compare with those of a broad-based measure of market performance, the S&P 500® Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	11.91%
Lowest (Q2, 2022)	-9.69%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL Fidelity Institutional Asset Management Multi-Strategy Fund (Class 1 Shares) (Inception Date: 6/21/2021)	11.60%	N/A	N/A	5.79%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund (Class 2 Shares) (Inception Date: 10/23/2009)	11.22%	6.11%	7.58%	-
S&P 500® Index*	17.88%	14.42%	14.82%	13.21%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%	-0.05%
Income and Growth Composite Index*	11.64%	5.53%	7.28%	5.18%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	11.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q2, 2022)
Lowest Quarterly Return	(9.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception, as applicable, compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception, as applicable, compare with those of a broad-based measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	7.17%
Lowest (Q2, 2022)	-6.10%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL Fidelity Institutional Asset Management Total Bond Fund (Class 1 Shares) (Inception Date: 10/28/2016)	7.81%	0.54%	N/A	2.49%
AZL Fidelity Institutional Asset Management Total Bond Fund (Class 2 Shares) (Inception Date: 9/05/2012)	7.64%	0.31%	2.85%	-
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%	1.66%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Fidelity Institutional Asset Management® Total Bond Fund, Class 1 and Class 2 | AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2023)
Highest Quarterly Return	7.17%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q2, 2022)
Lowest Quarterly Return	(6.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AZL® Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with the returns of the Three-Month U.S. Treasury Bill Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to April 25, 2016, the Fund was known as the AZL Money Market Fund and managed pursuant to different investment strategies. Consequently, the performance information shown below for periods prior to April 25, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with the returns of the Three-Month U.S. Treasury Bill Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	1.15%
Lowest (Q1, 2022)	0.00%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL Government Money Market	3.69%	2.61%	1.57%
Three-Month U.S. Treasury Bill Index*	4.07%	3.21%	2.16%

*	Reflects no deduction for fees, expenses, or taxes. The seven-day yield for the period ended December 31, 2025 was 3.17%. For the Fund’s current 7-day yield, telephone 800-624-0197 toll-free.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
Money Market Seven Day Yield, Caption [Optional Text]	The seven-day yield for the period ended December 31, 2025 was 3.17%. For the Fund’s current 7-day yield, telephone 800-624-0197 toll-free.
Money Market Seven Day Yield Phone	800-624-0197
AZL® Government Money Market Fund | AZL Government Money Market Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2023)
Highest Quarterly Return	1.15%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2022)
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
AZL® International Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable compare with those of a broad-based measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2022)	18.19%
Lowest (Q1, 2020)	-22.87%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL International Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)	31.04%	8.58%	N/A	8.65%
AZL International Index Fund (Class 2 Shares) (Inception Date: 5/01/2009)	30.72%	8.32%	7.67%	-
MSCI EAFE Index*	31.89%	9.47%	8.72%	9.50%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® International Index Fund, Class 1 and Class 2 | AZL International Index Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2022)
Highest Quarterly Return	18.19%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(22.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® Mid Cap Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 3000® Index. The Fund’s performance also is compared to the returns of the S&P MidCap 400 Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 3000® Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	25.91%
Lowest (Q1, 2020)	-29.85%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL Mid Cap Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)	7.19%	8.76%	N/A	10.30%
AZL Mid Cap Index Fund (Class 2 Shares) (Inception Date: 5/01/2009)	6.90%	8.48%	10.22%	-
Russell 3000® Index*	17.15%	13.15%	14.29%	14.83%
S&P MidCap 400® Index*	7.50%	9.12%	10.72%	10.53%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Mid Cap Index Fund, Class 1 and Class 2 | AZL Mid Cap Index Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2020)
Highest Quarterly Return	25.91%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(29.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® Moderate Index Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was subadvised by Invesco Advisers, Inc., managed pursuant to different investment strategies, and known as the AZL Invesco Equity and Income Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500® Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	13.34%
Lowest (Q1, 2020)	-13.36%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL Moderate Index Strategy Fund	14.69%	6.55%	8.02%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Moderate Composite Index*	13.76%	8.49%	9.85%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Moderate Index Strategy Fund | AZL Moderate Index Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	13.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(13.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was subadvised by NFJ Investment Group LLC, an affiliate of the Manager, managed pursuant to different investment strategies, and known as the AZL NFJ International Value Fund. Consequently, the performance information shown below prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	19.21%
Lowest (Q1, 2020)	-21.20%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL MSCI Global Equity Index Fund (Class 1 Shares) (Inception Date: 6/21/2021)	21.12%	N/A	N/A	10.90%
AZL MSCI Global Equity Index Fund (Class 2 Shares) (Inception Date: 5/01/2009)	20.77%	11.77%	10.93%	-
MSCI World Index*	21.60%	12.66%	21.74%	11.47%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2 | AZL MSCI Global Equity Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	19.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(21.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 1000 Index. The Fund’s performance also is compared to the returns of the Russell 1000 Growth Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 1000 Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	27.56%
Lowest (Q2, 2022)	-21.07%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL Russell 1000 Growth Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)	18.07%	15.02%	N/A	18.94%
AZL Russell 1000 Growth Index Fund (Class 2 Shares) (Inception Date: 4/30/2010)	17.79%	14.74%	17.47%	-
Russell 1000® Index*	17.37%	13.59%	14.59%	15.18%
Russell 1000 Growth Index*	18.56%	15.32%	18.13%	19.29%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2 | AZL Russell 1000 Growth Index Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	27.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q2, 2022)
Lowest Quarterly Return	(21.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 1000 Index. The Fund’s performance also is compared to the returns of the Russell 1000 Value Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 1000 Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	16.06%
Lowest (Q1, 2020)	-27.04%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL Russell 1000 Value Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)	15.41%	11.00%	N/A	10.13%
AZL Russell 1000 Value Index Fund (Class 2 Shares) (Inception Date: 4/30/2010)	15.11%	10.73%	9.86%	-
Russell 1000® Index*	17.37%	13.59%	14.59%	15.18%
Russell 1000 Value Index*	15.91%	11.33%	10.53%	10.51%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2 | AZL Russell 1000 Value Index Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2020)
Highest Quarterly Return	16.06%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(27.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® S&P 500 Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	20.40%
Lowest (Q1, 2020)	-19.90%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL S&P 500 Index Fund (Class 1)	17.60%	14.15%	14.54%
AZL S&P 500 Index Fund (Class 2)	17.33%	13.87%	14.25%
S&P 500® Index*	17.88%	14.42%	14.82%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® S&P 500 Index Fund, Class 1 and Class 2 | AZL S&P 500 Index Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	20.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(19.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® Small Cap Stock Index Fund, Class 1 and Class 2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 3000® Index. The Fund’s performance also is compared to the returns of the S&P SmallCap 600® Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, and since inception, as applicable, compare with those of a broad-based measure of market performance, the Russell 3000® Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table (Class 2) Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	31.24%
Lowest (Q1, 2020)	-32.73%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025	Since Inception
AZL Small Cap Stock Index Fund (Class 1 Shares) (Inception Date: 10/17/2016)	5.71%	6.93%	N/A	9.10%
AZL Small Cap Stock Index Fund (Class 2 Shares) (Inception Date: 5/01/2007)	5.46%	6.66%	9.20%	-
Russell 3000® Index*	17.15%	13.15%	14.29%	14.83%
S&P SmallCap 600® Index*	6.02%	7.31%	9.81%	9.46%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® Small Cap Stock Index Fund, Class 1 and Class 2 | AZL Small Cap Stock Index Fund Class 2
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q4, 2020)
Highest Quarterly Return	31.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(32.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AZL® T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500® Index.
Bar Chart Does Not Reflect Sales Loads [Text]	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract.
Bar Chart [Heading]	Performance Bar Chart and Table Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	13.83%
Lowest (Q1, 2020)	-12.46%

Performance Table Heading	Average Annual Total Returns
Performance [Table]
	One Year Ended December 31, 2025	Five Years Ended December 31, 2025	Ten Years Ended December 31, 2025
AZL T. Rowe Price Capital Appreciation Fund	11.50%	9.01%	10.85%
S&P 500® Index*	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-0.36%	2.01%
Moderate Composite Index*	13.76%	8.49%	9.85%

*	Reflects no deduction for fees, expenses, or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes.
AZL® T. Rowe Price Capital Appreciation Fund | AZL T. Rowe Price Capital Appreciation Fund Class 1
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest (Q2, 2020)
Highest Quarterly Return	13.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest (Q1, 2020)
Lowest Quarterly Return	(12.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020